EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Schedule of balance of liabilities for employee benefits

	December 31, 2023		December 31, 2022
Short term	Ps.	385,296	Ps.	425,523
Post-employment		380,207		349,587
Long term		159,329		133,085
Total	Ps.	924,832	Ps.	908,195

Plan Asset	Ps.	(17,024)	Ps.	(18,176)
Net employee benefits	Ps.	907,808	Ps.	890,019

Schedule of post-employment benefit expense

	December 31, 2023		December 31, 2022
Defined contribution plan	Ps.	108,059	Ps.	101,862
Defined benefit plan		44,426		34,623
Total	Ps.	152,485	Ps.	136,485

Schedule of post-employment and long-term benefits movements

	Post-employment benefits						Long-term benefits
	December		December		December		December		December		December
	31, 2023		31, 2022		31, 2021		31, 2023		31, 2022		31, 2021
Balance at the beginning of the year	Ps.	349,587	Ps.	522,196	Ps.	597,936	Ps.	133,085	Ps.	134,831	Ps.	180,090
Service costs		2,690		3,845		2,749		14,765		14,815		18,454
Interests cost		41,736		30,778		30,705		16,699		8,949		7,982
Gain on settlements		—		—		278		—		—		—
Past Service Costs (1)		(2,079)		—		—		10,063		—		(28,009)
	Ps.	391,934	Ps.	556,819	Ps.	631,668	Ps.	174,612	Ps.	158,595	Ps.	178,517
Changes in actuarial assumptions from changes in demographic assumptions		(753)		—		(15)		(7,342)		—		(86)
Changes in actuarial assumptions from changes in financial assumptions		26,832		(69,967)		(54,996)		473		(14,149)		(19,976)
Changes in actuarial assumptions from changes in the experience		27,472		2,167		(21,264)		17,313		10,456		(2,893)
	Ps.	53,551	Ps.	(67,800)	Ps.	(76,275)	Ps.	10,444	Ps.	(3,693)	Ps.	(22,955)
Payments to employees		(61,589)		(51,306)		(51,591)		(25,727)		(21,817)		(20,731)
Liquidation of entities		—		(432)		—		—		—		—
Reclassification BAC (2)(3)		—		—		(1,002)		—		—		—
Loss of control in subsidiary (2)		—		(98,024)		—		—		—		—
Discontinued operations (2)		—		6,251		15,125		—		—		—
Effect of movements in exchange rates		(3,689)		4,079		4,271		—		—		—
Liability balance at the end of the year	Ps.	380,207	Ps.	349,587	Ps.	522,196	Ps.	159,329	Ps.	133,085	Ps.	134,831

Plan Assets
Balance at the beginning of the year plan assets	Ps.	(18,176)	Ps.	(46,840)	Ps.	(38,241)	Ps.	—	Ps.	—	Ps.	—
Interests income		(794)		(427)		(522)		—		—		—
Remeasurements on plan assets		(1,788)		5,885		(1,676)		—		—		—
Reclassification BAC (2)(3)		—		—		(3,189)		—		—		—
Loss of control in subsidiary (2)		—		27,269		—		—		—		—
Discontinued operations (2)		—		—		(798)		—		—		—
Effect of movements in exchange rates		3,734		(4,063)		(2,414)		—		—		—
Balance at the end of the year plan assets	Ps.	(17,024)	Ps.	(18,176)	Ps.	(46,840)	Ps.	—	Ps.	—	Ps.	—
Net Balance at the end of the year	Ps.	363,183	Ps.	331,411	Ps.	475,356	Ps.	159,329	Ps.	133,085	Ps.	134,831
(1)	For 2023, in post-employment, the variation includes of a change in the institutional retirement bonus plan for Banco de Occidente and in the long term includes the update of the convention for in a long-term institutional benefit plan at Banco de Bogotá. For 2021, includes the effect of a change in a long-term institutional benefit plan at Banco de Occidente and Fiduciaria de Occidente.
(2)	See note 1.1., "Discontinued operation of BAC Holding".
(3)	Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

Schedule of assumptions used to calculate the obligation projected for different post-employment benefits employees

	December 31,	December 31,
Post-employment benefits *	2023	2022
Discount interest rate	11.34%	13.27%
Inflation rate	2.96%	3.00%
Salary growth rate	3.80%	3.58%
Pension growth rate	3.00%	3.00%

* Entities in Colombia and subsidiaries abroad participate.

	December 31,	December 31,
Long-term benefits *	2023	2022
Discount interest rate	11.40%	13.72%
Inflation rate	3.00%	3.00%
Salary growth rate	4.27%	4.00%

* Only entities from Colombia participate.

Schedule of sensitivity analysis for post-employment and long-term benefits liabilities due to defined benefits plans to different actuarial and financial variables

	-0.50 basic points				+0.50 basic points
At December 31, 2023	Post-employment benefits		Long-term benefits		Post-employment benefits		Long-term benefits
Discount interest rate	Ps.	10,764	Ps.	3,050	Ps.	(10,227)	Ps.	(2,919)
Salaries growth rate		(1,756)		(3,819)		2,353		3,589
Retirement growth rate		(10,443)		N/A		10,979		N/A

	-0.50 basic points				+0.50 basic points
At December 31, 2022	Post-employment benefits		Long-term benefits		Post-employment benefits		Long-term benefits
Discount interest rate	Ps.	8,242	Ps.	2,414	Ps.	(7,920)	Ps.	(2,317)
Salaries growth rate		(1,621)		(2,991)		1,671		3,101
Retirement growth rate		(7,191)		N/A		3,589		N/A

Schedule of future benefit payments projected, reflecting services

		Payments for post-		Payments for long-
Year		employment		term benefits
2024	Ps.	57,922	Ps.	31,798
2025		58,572		27,668
2026		57,227		22,014
2027		54,944		22,121
2028		53,979		19,934
Years 2029 – 2033		243,179		79,389
Total	Ps.	525,823	Ps.	202,924